Average Annual Total Returns	RiverPark Large Growth Fund Institutional Class 1/28/2015 - 1/28/2015	RiverPark Large Growth Fund Retail Class 1/28/2015 - 1/28/2015	RiverPark Large Growth Fund - Return After Taxes on Distributions Institutional Class 1/28/2015 - 1/28/2015		RiverPark Large Growth Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 1/28/2015 - 1/28/2015		RiverPark Large Growth Fund Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) 1/28/2015 - 1/28/2015	RiverPark Large Growth Fund S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes) 1/28/2015 - 1/28/2015	RiverPark/Wedgewood Fund Institutional Class 1/28/2015 - 1/28/2015	RiverPark/Wedgewood Fund Retail Class 1/28/2015 - 1/28/2015	RiverPark/Wedgewood Fund - Return After Taxes on Distributions Institutional Class 1/28/2015 - 1/28/2015		RiverPark/Wedgewood Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 1/28/2015 - 1/28/2015		RiverPark/Wedgewood Fund Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) 1/28/2015 - 1/28/2015	RiverPark/Wedgewood Fund S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes) 1/28/2015 - 1/28/2015	RiverPark Short Term High Yield Fund Institutional Class 1/28/2015 - 1/28/2015	RiverPark Short Term High Yield Fund Retail Class 1/28/2015 - 1/28/2015	RiverPark Short Term High Yield Fund - Return After Taxes on Distributions Institutional Class 1/28/2015 - 1/28/2015		RiverPark Short Term High Yield Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 1/28/2015 - 1/28/2015		RiverPark Short Term High Yield Fund BofA Merrill Lynch 1-3 Year U.S. Corporate Bond Index (reflects no deduction for fees, expenses or taxes) 1/28/2015 - 1/28/2015	RiverPark Short Term High Yield Fund BofA Merrill Lynch 1 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes) 1/28/2015 - 1/28/2015	RiverPark Short Term High Yield Fund BofA Merrill Lynch 0-3 Year U.S. High Yield Index Excluding Financials (reflects no deduction for fees, expenses or taxes) 1/28/2015 - 1/28/2015	RiverPark Long/Short Opportunity Fund Institutional Class 1/28/2015 - 1/28/2015	RiverPark Long/Short Opportunity Fund Retail Class 1/28/2015 - 1/28/2015	RiverPark Long/Short Opportunity Fund - Return After Taxes on Distributions Institutional Class 1/28/2015 - 1/28/2015		RiverPark Long/Short Opportunity Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 1/28/2015 - 1/28/2015		RiverPark Long/Short Opportunity Fund S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes) 1/28/2015 - 1/28/2015	RiverPark Long/Short Opportunity Fund Morningstar Long/Short Equity Category (reflects no deduction for fees, expenses or taxes) 1/28/2015 - 1/28/2015	RiverPark/Gargoyle Hedged Value Fund Institutional Class 1/28/2015 - 1/28/2015	RiverPark/Gargoyle Hedged Value Fund Retail Class 1/28/2015 - 1/28/2015	RiverPark/Gargoyle Hedged Value Fund - Return After Taxes on Distributions Institutional Class 1/28/2015 - 1/28/2015		RiverPark/Gargoyle Hedged Value Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 1/28/2015 - 1/28/2015		RiverPark/Gargoyle Hedged Value Fund S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes) 1/28/2015 - 1/28/2015	RiverPark/Gargoyle Hedged Value Fund Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) 1/28/2015 - 1/28/2015	RiverPark Structural Alpha Fund Institutional Class 1/28/2015 - 1/28/2015	RiverPark Structural Alpha Fund Retail Class 1/28/2015 - 1/28/2015	RiverPark Structural Alpha Fund - Return After Taxes on Distributions Institutional Class 1/28/2015 - 1/28/2015		RiverPark Structural Alpha Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 1/28/2015 - 1/28/2015		RiverPark Structural Alpha Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1/28/2015 - 1/28/2015	RiverPark Structural Alpha Fund Morningstar Market Neutral Category (reflects no deduction for fees, expenses or taxes) 1/28/2015 - 1/28/2015		RiverPark Strategic Income Fund Institutional Class 1/28/2015 - 1/28/2015	RiverPark Strategic Income Fund Retail Class 1/28/2015 - 1/28/2015	RiverPark Strategic Income Fund - Return After Taxes on Distributions Institutional Class 1/28/2015 - 1/28/2015	RiverPark Strategic Income Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 1/28/2015 - 1/28/2015	RiverPark Strategic Income Fund Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1/28/2015 - 1/28/2015	RiverPark Strategic Income Fund Morningstar Multisector Bond Category (reflects no deduction for fees, expenses or taxes) 1/28/2015 - 1/28/2015
[AverageAnnualReturnAbstract]
1 Year	4.65%	4.34%	3.62%	[2]	2.84%	[2]	13.05%	13.69%	9.55%	9.28%	8.03%	[2]	5.96%	[2]	13.05%	13.69%	3.11%	2.65%	1.40%	[2]	1.75%	[2]	1.19%	0.18%	1.05%	(3.94%)	(4.14%)	(3.94%)	[2]	(2.23%)	[2]	13.69%	2.80%	4.62%	4.41%	3.50%	[3]	3.50%	[3]	13.69%	13.45%	3.93%	3.63%	2.78%	[4]	2.84%	[4]	13.69%	0.47%	[1]	4.15%	3.90%	1.76%	2.34%	5.97%	3.42%
5 Years																																		11.90%	11.76%	none	[3],[5]	none	[3],[5]	15.45%	15.42%	6.40%	6.32%	none	[4]	none	[4]	15.45%	0.24%	[1]
10 Years																																		7.81%	7.74%	none	[3],[5]	none	[3],[5]	7.67%	7.30%
Since Inception	16.68%	16.39%	16.25%	[2]	13.24%	[2]	17.64%	17.34%	17.33%	17.05%	16.80%	[2]	13.78%	[2]	17.64%	17.34%	3.80%	3.49%	2.24%	[2]	2.28%	[2]	2.22%	0.31%	5.29%	7.70%	7.61%	none	[2],[6]	none	[2],[6]	15.94%	4.37%									8.63%	8.56%	none	[4]	none	[4]	11.22%	0.13%	[1]	5.38%	5.15%	3.19%	3.11%	4.62%	4.34%
Inception Date	Sep. 30, 2010	Sep. 30, 2010	Sep. 30, 2010	[2]	Sep. 30, 2010	[2]	Sep. 30, 2010	Sep. 30, 2010	Sep. 30, 2010	Sep. 30, 2010	Sep. 30, 2010	[2]	Sep. 30, 2010	[2]	Sep. 30, 2010	Sep. 30, 2010	Sep. 30, 2010	Sep. 30, 2010	Sep. 30, 2010	[2]	Sep. 30, 2010	[2]	Sep. 30, 2010	Sep. 30, 2010	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2009	Sep. 30, 2009	[2]	Sep. 30, 2009	[2]	Sep. 30, 2009	Sep. 30, 2009									Sep. 26, 2008	Sep. 26, 2008	Sep. 26, 2008	[4]	Sep. 26, 2008	[4]	Sep. 26, 2008	Sep. 26, 2008	[1]	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013

[1]	The Fund changed its secondary benchmark from the Morningstar Long/Short Equity Category to the Morningstar Market Neutral Category, which is more appropriate given the Fund's investment strategy and market exposure.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Prior to June 28, 2013, the Fund was an unregistered partnership, did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions. As a result of the different tax treatment, the Fund is unable to show the after-tax returns for the predecessor partnership prior to June 28, 2013.
[5]	After-tax returns are not shown where noted because the privately offered fund, unlike a regulated investment company, was not required to make annual distributions to its investors.
[6]	After-tax returns are not shown where noted because the privately offered fund, unlike a regulated investment company, was not required to make annual distributions to its investors.